Financial instruments (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recognized in Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(57)	¥57

2016
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
Millions of yen
Other, net	¥—	¥—

2017
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
Millions of yen
Other, net	¥—	¥—

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥(1,844)	¥476
Interest rate swap agreements	(2,893)	2,453
Currency swap agreements	(2,985)	(1,599)

Total	¥(7,722)	¥1,330

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Consolidated statements of income item	2015	2016	2017
		Millions of yen
Forward exchange contracts	Other, net	¥(1,990)	¥642	¥205
Interest rate swap agreements	Other, net	(1,001)	(1,195)	(1,304)
Currency swap agreements	Other, net	5,485	3,372	4,746
Currency option agreements	Other, net	—	(5)	—

Total		¥2,494	¥2,814	¥3,647

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Consolidated statements of income item	2015	2016	2017
		Millions of yen
Forward exchange contracts	Other, net	¥(1,613)	¥(1,083)	¥(28,667)
Interest rate swap agreements	Other, net	(432)	215	(99)
Currency swap agreements	Other, net	(1,457)	1,244	15,286
Currency option agreements	Other, net	201	(2,572)	1,079
Forward contracts	Other, net	(145)	145	—

Total		¥(3,446)	¥(2,051)	¥(12,401)

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in Note 9.

	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Loans receivable	¥268,985	¥270,047	¥287,790	¥288,103
Long-term debt including current portion	¥4,022,980	¥4,165,577	¥3,850,382	¥3,953,632

Schedule of Derivative Instruments in Statement of Financial Position, Fair Values

The fair values of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2016	2017
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥224	¥640
Other assets	—	18
Interest rate swap agreements
Other assets	—	289
Currency swap agreements
Prepaid expenses and other current assets	46	41,142
Other assets	59,914	13,889

Subtotal	60,184	55,978

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	2,354	479
Interest rate swap agreements
Other assets	107	—
Currency swap agreements
Prepaid expenses and other current assets	1	11,970
Other assets	1,742	4,929

Subtotal	4,204	17,378

Total	¥64,388	¥73,356

	2016	2017
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥158	¥297
Other (Long-term liabilities)	267	77
Interest rate swap agreements
Other (Current liabilities)	88	15
Other (Long-term liabilities)	5,725	3,633
Currency swap agreements
Other (Current liabilities)	—	547
Other (Long-term liabilities)	13,336	11,635

Subtotal	19,574	16,204

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	11,551	488
Other (Long-term liabilities)	171	170
Interest rate swap agreements
Other (Current liabilities)	6	39
Other (Long-term liabilities)	292	251
Currency swap agreements
Other (Current liabilities)	1	52
Other (Long-term liabilities)	501	321
Currency option agreements
Other (Current liabilities)	604	112
Other (Long-term liabilities)	1,810	1,224

Subtotal	14,936	2,657

Total	¥34,510	¥18,861

Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥23,673	¥14,842
Interest rate swap agreements	163,911	157,387
Currency swap agreements	290,605	379,929

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥430,949	¥89,494
Interest rate swap agreements	33,449	34,145
Currency swap agreements	49,572	203,097
Currency option agreements	63,651	28,937